Expense Example - Class A C S I N T Shares - Janus Henderson Small-Mid Cap Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	745	1,103	1,484	2,549	426	995	1,688	3,531	220	679	1,164	2,503	150	465	803	1,757	151	468	808	1,768	158	490	845	1,845